Note 5 - Allowance for Loan Losses - Changes in the Allowance for Loan Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance, Beginning of Year	$ 8,923,293	$ 8,603,905	$ 8,802,316
Provision for Loan Losses	390,000	1,062,000	865,500
Loans Charged Off	(2,915,753)	(2,087,850)	(2,083,347)
Recoveries of Loans Previously Charged Off	1,109,968	1,345,238	1,019,436
Balance, End of Year	$ 7,507,508	$ 8,923,293	$ 8,603,905